Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

The Company has commitments of approximately $325,000 as of September 30, 2014 for several licensing agreements with consultants and universities. Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success may require the payment of milestones and/or royalties, up to 6% of net sales of covered products, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On September 3, 2014, the Company entered into an asset purchase agreement with Hy Biopharma, Inc. to which the Company acquired certain intangible assets, properties and rights of Hy Biopharma related to the development of Hy BioPharma’s synthetic hypericin product. As consideration for the assets acquired, the company paid $250,000 in cash and issued 1,849,113 shares of common stock with a fair value of $3,750,000. These amounts are charged to R&D expense as the assets will be used in the Company’s R&D activities and do not have alternative future use pursuant to Generally Accepted Accounting Principles in the United States. Provided all future success-oriented milestones are attained, the Company will be required to make payments of up to $10.0 million, if and when achieved. Payments will be payable in restricted securities of the Company.

On April 27, 2013, the Company entered into an exclusive channel collaboration agreement with Intrexon (the “Channel Agreement”) to use Intrexon’s advanced human antibody discovery, isolation and production technologies for the development of human monoclonal antibody therapies for a new biodefense application targeting melioidosis. The Channel Agreement grants an exclusive worldwide license to use specified patents and other intellectual property of Intrexon in connection with the research, development, use, importing, manufacture, sale and offer for sale of products for the treatment of melioidosis through the use of exogenously produced human recombinant monoclonal antibodies. The Channel Agreement, upon clinical or commercialization success, may require the payment of certain milestones up to $7 million, if and when achieved.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months was approximately $8,000 per month, or approximately $18.25 per square foot. This rent increased to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by the Board of Directors whereby, directly or indirectly, a majority of the capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber; and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment.

As a result of the above agreements, the Company has future contractual obligations as of September 30, 2014 over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
October 1 through December 31, 2014	$25,000	$27,000	$52,000
2015	75,000	33,000	108,000
2016	75,000	9,000	84,000
2017	75,000	2,000	77,000
2018	75,000	-	75,000
Total	$325,000	$71,000	$396,000

Note 9. Commitments and Contingencies

The Company has commitments of approximately $400,000 at December 31, 2013 for agreements with consultants and universities.  Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success, may require the payment of milestones of up to $7.9 million and/or royalties up to 6% of net sales of covered products, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On April 27, 2013, the Company entered into an exclusive channel collaboration agreement with Intrexon (the “Channel Agreement”) to use Intrexon’s advanced human antibody discovery, isolation and production technologies for the development of human monoclonal antibody therapies for a new biodefense application targeting melioidosis.  The Channel Agreement grants an exclusive worldwide license to use specified patents and other intellectual property of Intrexon in connection with the research, development, use, importing, manufacture, sale and offer for sale of products for the treatment of melioidosis through the use of exogenously produced human recombinant monoclonal antibodies. The Channel Agreement, upon clinical or commercialization success, may require the payment of certain milestones up to $7 million, if and when achieved.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months is approximately $8,000 per month, or approximately $18.25 per square foot. This rent increases to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment. On February 15, 2012, Mr. Myrianthopoulos’ employment agreement was terminated. The Company recognized an expense of $95,625 at March 31, 2012 and at December 31, 2012 there are no severance and healthcare benefits due to Mr. Myrianthopoulos. In connection with the termination of Mr. Myrianthopoulos’ employment agreement, we accelerated the vesting of options to purchase 53,908 shares of common stock and Mr. Myrianthopoulos forfeited options to purchase 72,500 shares of common stock, resulting in Mr. Myrianthopoulos holding vested options to purchase 192,500 shares of common stock with expiration dates ranging from November 14, 2012 to November 30, 2021. In connection with the acceleration of vesting, the Company recognized $68,032 of stock-based compensation expense during the year ended December 31, 2012.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total

2014	$100,000	$101,200	$201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
2018	75,000	-	75,000
Total	$400,000	$126,200	$526,200